Taxation - Components of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Taxation
Current income tax expense	¥ 7,487		¥ 5,483	¥ 12,753
Deferred income (benefit) tax			3,424	1,912
Income tax expense	¥ 7,487	$ 1,086	¥ 8,907	¥ 14,665